Segment reporting 3 (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Operating Segments [Line Items]
Total revenues		$ 9,540	$ 8,744	$ 8,917	$ 18,284	$ 18,299
Credit loss expense / (release)		740	38	7	778	25
Operating expenses		8,486	7,210	6,295	15,696	12,929
Operating profit / (loss) before tax		29,239	$ 1,495	$ 2,615	30,735	5,344
UBS BDs
Disclosure Of Operating Segments [Line Items]
Total revenues					17,128	18,299
Credit loss expense / (release)		16			54	25
Operating expenses					14,055	12,929
Operating profit / (loss) before tax					3,019	$ 5,344
Credit Suisse BDs
Disclosure Of Operating Segments [Line Items]
Credit loss expense / (release)		$ 724
Credit Suisse BDs | US GAAP
Disclosure Of Operating Segments [Line Items]
Total revenues	$ 743				743
Credit loss expense / (release)	101				101
Operating expenses	1,807				1,807
Operating profit / (loss) before tax	(1,165)				(1,165)
Credit Suisse BDs | Reconciliation from US GAAP to IFRS
Disclosure Of Operating Segments [Line Items]
Total revenues	413				413
Credit loss expense / (release)	623				623
Operating expenses	(166)				(166)
Operating profit / (loss) before tax	(44)				$ (44)
Credit Suisse BDs | Conversion from US GAAP to IFRS (excluding PPA accretion)
Disclosure Of Operating Segments [Line Items]
Total revenues	44
Credit loss expense / (release)	623
Operating expenses	(166)
Operating profit / (loss) before tax	(413)
Credit Suisse BDs | of which: ECL adjustment
Disclosure Of Operating Segments [Line Items]
Credit loss expense / (release)	623
Operating profit / (loss) before tax	(623)
Credit Suisse BDs | of which: Share-based compensation
Disclosure Of Operating Segments [Line Items]
Operating expenses	(130)
Operating profit / (loss) before tax	130
Credit Suisse BDs | of which: other
Disclosure Of Operating Segments [Line Items]
Total revenues	44
Operating expenses	(36)
Operating profit / (loss) before tax	80
Credit Suisse BDs | Accretion of Purchase Price Allocation (PPA) adjustments
Disclosure Of Operating Segments [Line Items]
Total revenues	369
Credit loss expense / (release)	0
Operating expenses	0
Operating profit / (loss) before tax	$ 369